PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT, NET
(6)	PROPERTY, PLANT AND EQUIPMENT, NET

	December 31, 2010	December 31, 2011
Buildings	644,187	815,713
Plant and machinery	1,877,841	2,445,506
Furniture, fixtures and office equipment	21,293	31,358
Motor vehicles	6,616	8,066

	2,549,937	3,300,643
Less: accumulated depreciation	(280,166)	(523,539)
Construction in progress	723,442	1,095,257

	2,993,213	3,872,361

Depreciation expense was US$66,785, US$153,196 and US$221,119, for the years ended December 31, 2009, 2010 and 2011, respectively, of which 93.67%, 98.13% and 95.66% is recorded in cost of goods sold for the years ended December 31, 2009, 2010 and 2011.

Construction in progress as of December 31, 2011 includes US$239,112 (2010: US$151,300) of furnaces, wire saws for wafer production and other equipments for polysilicon, cell and module production that have been received but is pending installation.

The Group recognized an impairment loss of US$1,999, US$ nil and US$ nil during the years ended December 31, 2009, 2010 and 2011, respectively.